Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	$ 335,654
Convertible note interest	130,282
Total	465,936
Convertible Note – 2022-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	267,122	$ 20,008
Convertible note interest	94,643	7,020
Total	361,765	$ 27,028
Convertible Note – 2022-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	56,068
Convertible note interest	27,233
Total	83,301
Convertible Note – 2023 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	12,464
Convertible note interest	8,406
Total	$ 20,870